CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	€ 15,509	€ 17,434
Intangible assets	507	47
Deferred tax assets	102	109
Other non-current assets	1,352	1,508
Total Non-current assets	17,470	19,098
Current assets
Inventories	7,688	9,996
Trade and other receivables	10,070	16,936
Income tax receivable	938	725
Other taxes receivable	5,255	5,395
Prepaid expenses	5,995	12,593
Term deposits	1,039	62,418
Cash and cash equivalents	147,149	170,021
Total Current assets	178,134	278,084
Total Assets	195,604	297,182
Equity
Share capital	162,162	156,816
Share premium	1,018,276	1,018,276
Other reserves	108,776	104,114
Accumulated losses	(1,210,421)	(1,096,134)
Equity attributable to the equity holders of the Company	78,793	183,072
Non-controlling interests	(675)	(498)
Total Equity	78,118	182,574
Non-current liabilities [abstract]
Non-current borrowings	6,786	6,127
Provisions for liabilities and other charges, noncurrent	308	226
Deferred income	923	1,201
Total non-current liabilities	8,017	7,554
Current liabilities
Borrowings	2,573	3,056
Trade and other payables	52,405	56,438
Total income tax payables	10,245	10,056
Other taxes payable	9,058	4,473
Provisions for liabilities and other charges, current	30,630	27,040
Deferred income	4,558	5,991
Total Current liabilities	109,469	107,054
Total Liabilities	117,486	114,608
Total Equity and Liabilities	€ 195,604	€ 297,182